PIMCO Emerging Markets Currency and Short-Term Investments Fund Expense Example - PIMCO Emerging Markets Currency and Short-Term Investments Fund	Oct. 01, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	512
Expense Example, with Redemption, 3 Years	802
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	$ 1,992